Initial Public Offering - Additional Information (Detail)		3 Months Ended
	Jan. 12, 2021 USD ($) $ / shares shares	Jan. 12, 2021 USD ($) $ / shares shares
Initial Public Offering [Line Items]
Proceeds from initial public offer | $		$ 603,750,000
Common Class A [Member]
Initial Public Offering [Line Items]
Stock Conversion Basis		one-fifth of one redeemable warrant
Common Class A [Member] | Public Warrants [Member]
Initial Public Offering [Line Items]
Shares issuable per warrant	1	1
Exercise price of warrant | $ / shares	$ 11.50	$ 11.50
IPO [Member]
Initial Public Offering [Line Items]
Proceeds from initial public offer | $	$ 603,800,000
Offering Cost | $	$ 33,900,000	$ 33,900,000
Stock issued during period shares new shares	60,375,000
Stock repurchased during period, shares	2,527,000
Share Price | $ / shares	$ 10.00	$ 10.00
Deferred underwriting commissions | $	$ 21,100,000	$ 21,100,000
Over-Allotment Option [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares	7,875,000
Over-Allotment Option [Member] | Common Class A [Member]
Initial Public Offering [Line Items]
Stock issued during period shares new shares	7,875,000